Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
    The IRS has determined and informed the Company by a letter dated October 14, 2014 that the Plan, as then designed, and the related trust satisfy the applicable provisions of the IRC. The Plan has been amended since the date of the opinion letter; however, the Company and the Plan Administrator believe that the Plan and related trust are currently designed and being operated in compliance with the applicable requirements of the IRC and therefore no provision for income taxes has been included in the Plan financial statements.
The Plan's management has reviewed the Plan's tax exempt status and analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition or disclosure in the financial statements during the years ended December 31, 2025 and 2024, respectively. There are currently no audits specific to the Plan for any tax periods in progress from any taxing authorities.